FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated trusts	2,830,180	1,348,814
Financing receivables from micro‑loan platforms	152,677	179,346
Total short‑term financing receivables	2,982,857	1,528,160
Allowance for credit losses	(147,330)	(174,478)
Total short‑term financing receivables, net	2,835,527	1,353,682

Schedule of provision for credit losses, financing receivable

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(139,427)	(122,482)	(147,330)
Reversals (Provisions)	7,573	(27,017)	(27,148)
Write‑offs	9,372	2,169	—
Ending balance	(122,482)	(147,330)	(174,478)

Schedule of financing receivables portfolio based on customer type, origination year and delinquency

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2020 and before	—	—	—	—	54,634	54,634	—	54,634
2021	—	—	—	—	45,625	45,625	—	45,625
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	2,624	2,624	—	2,624
2024	20,687	204	1,600	561	7,589	30,641	2,805,961	2,836,602
Subtotal	20,687	204	1,600	561	110,863	133,915	2,805,961	2,939,876
Non-property transaction related business
2020 and before	—	—	—	—	37,439	37,439	—	37,439
2021	—	—	—	—	5,210	5,210	—	5,210
2022	—	—	—	—	332	332	—	332
2023	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	42,981	42,981	—	42,981
December 31, 2024	20,687	204	1,600	561	153,844	176,896	2,805,961	2,982,857
Property transaction related business
2021 and before	—	—	—	—	98,857	98,857	—	98,857
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	1,572	1,572	—	1,572
2024	—	—	—	—	12,647	12,647	—	12,647
2025	6,140	2,495	2,542	13,785	6,610	31,572	1,341,407	1,372,979
Subtotal	6,140	2,495	2,542	13,785	120,077	145,039	1,341,407	1,486,446
Non-property transaction related business
2021 and before	—	—	—	—	41,382	41,382	—	41,382
2022	—	—	—	—	332	332	—	332
2023	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
2025	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	41,714	41,714	—	41,714
December 31, 2025	6,140	2,495	2,542	13,785	161,791	186,753	1,341,407	1,528,160